UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03343

                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223


              Date of fiscal year end:       June 30, 2009

              Date of reporting period:      March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit Large Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (90.1%) (2)

     COMMUNICATIONS (3.7%)
             44,400  AT&T, Inc.                                       1,118,880
            100,500  Rogers Communications, Inc.                      2,294,415
            188,700  Verizon Communications, Inc.                     5,698,740
                                                                   -------------
                                                                      9,112,035
                                                                   -------------
     CONSUMER DURABLES (0.9%)
            219,400  Activision Blizzard, Inc. (3)                    2,294,924
                                                                   -------------

     CONSUMER NON-DURABLES (9.6%)
            130,100  Coca-Cola Co.                                    5,717,895
             64,900  Colgate-Palmolive Co.                            3,827,802
             95,700  PepsiCo, Inc.                                    4,926,636
            125,600  Philip Morris International, Inc.                4,468,848
             98,900  Procter & Gamble Co.                             4,657,201
                                                                   -------------
                                                                     23,598,382
                                                                   -------------
     CONSUMER SERVICES (5.1%)
            159,850  Comcast Corp.                                    2,180,354
            104,500  McDonald's Corp.                                 5,702,565
            169,900  News Corp.                                       1,124,738
             64,000  Visa, Inc.                                       3,558,400
                                                                   -------------
                                                                     12,566,057
                                                                   -------------
     ELECTRONIC TECHNOLOGY (13.2%)
             62,300  Analog Devices, Inc.                             1,200,521
             15,300  Apple Computer, Inc. (3)                         1,608,336
            266,000  Applied Materials, Inc.                          2,859,500
             95,100  Broadcom Corp. (3)                               1,900,098
            256,400  Cisco Systems, Inc. (3)                          4,299,828
             82,900  Corning, Inc.                                    1,100,083
            146,400  EMC Corp. (3)                                    1,668,960
            322,400  Intel Corp.                                      4,852,120
             68,100  IBM Corp.                                        6,598,209
            132,900  Qualcomm, Inc.                                   5,171,139
             30,800  Research In Motion, Ltd. (3)                     1,326,556
                                                                   -------------
                                                                     32,585,350
                                                                   -------------
     ENERGY MINERALS (8.4%)
             40,800  Exxon Mobil Corp.                                2,778,480
             34,300  Murphy Oil Corp.                                 1,535,611
             82,700  Occidental Petroleum Corp.                       4,602,255
            146,900  Southwestern Energy Co. (3)                      4,361,461
             30,500  Suncor Energy, Inc.                                677,405
            105,300  Ultra Petroleum Corp. (3)                        3,779,217
             95,582  XTO Energy, Inc.                                 2,926,720
                                                                   -------------
                                                                     20,661,149
                                                                   -------------
     FINANCE (9.3%)
             84,300  Aflac, Inc.                                      1,632,048
             29,600  Aon Corp.                                        1,208,272
            120,400  Bank of New York Mellon Corp.                    3,401,300
             94,000  Citigroup, Inc.                                    237,820
              6,900  CME Group, Inc.                                  1,700,091
             33,600  Franklin Resources, Inc.                         1,810,032
            107,100  J.P. Morgan Chase & Co.                          2,846,718
             36,350  MetLife, Inc.                                      827,690
             32,600  PartnerRe, Ltd.                                  2,023,482
             55,000  The Travelers Companies, Inc.                    2,235,200
             16,400  The Goldman Sachs Group, Inc.                    1,738,728
            104,700  U.S. Bancorp                                     1,529,667
            128,700  Wells Fargo & Co.                                1,832,688
                                                                   -------------
                                                                     23,023,736
                                                                   -------------
     HEALTH SERVICES (1.7%)
             28,000  McKesson Corp.                                     981,120
             76,700  Medco Health Solutions, Inc. (3)                 3,170,778
                                                                   -------------
                                                                      4,151,898
                                                                   -------------
     HEALTH TECHNOLOGY (10.8%)
             57,700  Abbott Laboratories                              2,752,290
             28,800  Allergan, Inc.                                   1,375,488
             12,500  C.R. Bard, Inc.                                    996,500
             39,600  Baxter International, Inc.                       2,028,312
            101,600  Celgene Corp. (3)                                4,511,040

================================================================================
LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY  NAME OF ISSUER                             MARKET VALUE (1)
--------------------------------------------------------------------------------
             65,900  Genzyme Corp. (3)                                3,913,801
            100,400  Gilead Sciences, Inc. (3)                        4,650,528
              8,100  Intuitive Surgical, Inc. (3)                       772,416
             29,550  Johnson & Johnson                                1,554,330
             42,300  Medtronic, Inc.                                  1,246,581
             76,800  Thermo Fisher Scientific, Inc. (3)               2,739,456
                                                                   -------------
                                                                     26,540,742
                                                                   -------------
     INDUSTRIAL SERVICES (3.4%)
             53,800  Noble Corp.                                      1,296,042
             78,600  Schlumberger, Ltd.                               3,192,732
             63,300  Smith International, Inc.                        1,359,684
             41,700  Transocean, Inc. (3)                             2,453,628
                                                                   -------------
                                                                      8,302,086
                                                                   -------------
     NON-ENERGY MINERALS (0.2%)
             19,600  Allegheny Technologies, Inc.                       429,828
                                                                   -------------

     PROCESS INDUSTRIES (4.2%)
             37,300  Air Products and Chemicals, Inc.                 2,098,125
             79,300  Ecolab, Inc.                                     2,754,089
             66,800  Monsanto Co.                                     5,551,080
                                                                   -------------
                                                                     10,403,294
                                                                   -------------
     PRODUCER MANUFACTURING (5.0%)
            123,300  ABB, Ltd., A.D.R.                                1,718,802
             55,900  Deere & Co.                                      1,837,433
             51,500  Emerson Electronic Co.                           1,471,870
            236,800  General Electric Co.                             2,394,048
             20,800  ITT Corp.                                          800,176
             36,200  Lockheed Martin Corp.                            2,498,886
             37,100  United Technologies Corp.                        1,594,558
                                                                   -------------
                                                                     12,315,773
                                                                   -------------
     RETAIL TRADE (4.3%)
              3,261  Costco Wholesale Corp.                             151,050
            152,600  CVS/Caremark Corp.                               4,194,974
             66,200  Target Corp.                                     2,276,618
             74,500  Wal-Mart Stores, Inc.                            3,881,450
                                                                   -------------
                                                                     10,504,092
                                                                   -------------
     TECHNOLOGY SERVICES (6.4%)
            102,100  Accenture, Ltd.                                  2,806,729
             89,100  Adobe Systems, Inc. (3)                          1,905,849
              8,500  Google, Inc. (3)                                 2,958,510
            125,900  Microsoft Corp.                                  2,312,783
            261,300  Oracle Corp. (3)                                 4,721,691
             77,500  Symantec Corp. (3)                               1,157,850
                                                                   -------------
                                                                     15,863,412
                                                                   -------------
     TRANSPORTATION (1.7%)
             42,400  Expeditors Intl. of Washington, Inc.             1,199,496
             45,200  Union Pacific Corp.                              1,858,172
             21,200  United Parcel Service, Inc.                      1,043,464
                                                                   -------------
                                                                      4,101,132
                                                                   -------------
     UTILITIES (2.2%)
             80,600  Equitable Resources, Inc.                        2,525,198
             38,300  Southern Co.                                     1,172,746
             39,700  Wisconsin Energy Corp.                           1,634,449
                                                                   -------------
                                                                      5,332,393
                                                                   -------------

Total common stocks                                                 221,786,283
                                                                   -------------
       (cost: $286,946,949)

SHORT-TERM SECURITIES (8.9%) (2)
         21,796,009  Wells Fargo Adv. Govt. Fund, 0.24%              21,796,009
       (cost: $21,796,009)                                        -------------

Total investments in securities
       (cost: $308,742,958)                                        $243,582,292
                                                                   =============

Other Assets and Liabilities, Net [+1.0%]                             2,492,374

                                                                   -------------
Total Net Assets                                                   $246,074,666
                                                                   =============


                                                                   -------------
Aggregate Cost                                                      308,742,958
                                                                   -------------

Gross Unrealized Appreciation                                         1,795,394
Gross Unrealized Depreciation                                       (66,956,059)
                                                                   -------------
Net Unrealized Appreciation(Depreciation)                           (65,160,666)
                                                                   =============

Notes To Schedule of Investments
--------------------------------

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                       INVESTMENTS IN SECURITIES
VALUATION INPUTS                                                 AT VALUE
                                                       -------------------------
Level 1 - Quoted Prices                                           $243,582,292
Level 2 - Other Significant Observable Inputs                               --
Level 3 - Significant Unobservable Inputs                                   --
--------------------------------------------------------------------------------
Total                                                             $243,582,292
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:     /s/Paul E. Rasmussen
        -------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Paul E. Rasmussen
        -------------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 17, 2008


By:     /s/Roger J. Sit
        -------------------------------
        Roger J. Sit
        Chairman

Date:   April 17, 2009